Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ in Millions	Jan. 01, 2025	Feb. 11, 2025	Jan. 31, 2025
Subsequent Events [Line Items]
Ordinary shares	5,366,374
Number of buy back shares			3,302,594
Repurchase program consideration		$ 15	$ 10